UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21462

Tortoise Energy Infrastructure Corporation
(Exact Name of Registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of Principal Executive Offices) (Zip code)

Terry Matlack
Diane Bono
11550 Ash Street, Suite 300, Leawood, KS 66211
(Name and Address of Agent For Service)

Registrant's telephone number, including area code: 913-981-1020

Date of fiscal year end: November 30

Date of reporting period: July 1, 2013 - June 30, 2014

Item 1.  Proxy Voting Record

Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Enterprise Products Partners L.P.	9/30/2013	293792107	EPD	Proposal to approve the amendment and restatement of the 2008 Enterprise Products long-term incentive plan	For	For	Issuer

				Proposal to approve the amendment and restatement of the EPD unit purchase plan	For	For	Issuer

Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Crestwood Midstream Partners	10/4/2013	226372100	CMLP
Agreement & plan of merger, by & among Crestwood Midstream Partners LP ("Crestwood"), Crestwood Gas Services GP LLC, the general partners of Crestwood, Crestwood Holdings, LLC, the parent company of CMLP GP, Inergy Midstream, L.P., NRGM GP LLC, the general partner of Inergy Midstream, Inergy, L.P. The  indirect parent company NRGM, LLC, & Intrepid Mergers Sub, LLC
					For	For	Issuer

Approval of the adjournment of the special meeting, if necessary or appropriate to solicit additional proxies if there are not sufficient votes to approve the merger agreement at the time of the special meeting
					For	For	Issuer

				Approval of, on an advisory (non-binding basis), the compensation payments that will or may be paid by Crestwood to its named executive officers in connection with the merger	For	For	Issuer

Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Magellan Midstream Partners, L.P.	4/24/2014	559080106	MMP	Election of the following nominees: 1. James C. Kempner 2. Michael N. Mears 3. James R. Montague	For	For	Issuer

				Advisory resolution to approve executive compensation	For	For	Issuer

				Ratification of appointment of independent auditor	For	For	Issuer

Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Buckeye Partners, L.P.	6/3/2014	118230101	BPL	Election of the following nominees: 1. Forrest E. Wylie 2. Barbara J. Duganier 3. Joseph A. Lasala, Jr. 4. Martin A. White	For	For	Issuer

				The ratification of the selection of Deloitte & Touche LLP as Buckeye Partners, L.P.'s independent registered public accountants for 2014	For	For	Issuer

				The approval, in an advisory vote, of the compensation of Buckeye's named executive officers as described in the proxy statement pursuant to Item 402 of regulation S-K	For	For	Issuer

Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Markwest Energy Partners	6/6/2014	570759100	MWE
Election of the following nominees:
1. Frank M. Semple
2. Donald D. Wolf
3. W.A. Bruckmann III
4. Michael L. Beatty
5. Charles K. Dempster
6. Donald C. Heppermann
7. Randall J. Larson
8. Anne E. Fox Mounsey
9. William P. Nicoletti
					For	For	Issuer

				To approve, on an advisory basis, the compensation of the partnership's named executive officers as described in the partnership's proxy statement for the 2014 annual meeting of common unitholders	For	For	Issuer

				Ratification of Deloitte & Touche LLP as the partnership's independent registered public accountants for the fiscal year ending December 31, 2014	For	For	Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TORTOISE ENERGY INFRASTRUCTURE CORPORATION

Date: August 27, 2014	By:	/s/ Terry Matlack
Terry Matlack
Chief Executive Officer